May 3, 2023
Disclosure Review and Accounting Office
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E. (Mail Stop 5-6)
Washington, D.C. 20549
ATTN: Document Control – Edgar
RE:
RiverSource Life Insurance Company
  on behalf of RiverSource Variable Account 10
File Nos. 333-177381/811-07355
RiverSource® Retirement Group Annuity Contract II
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced variable annuity do not differ from that contained in Registrant's Post- Effective Amendment No. 12 filed on April 26, 2023.
If you have any questions regarding this filing, please contact me at (612) 678-5337 or Boba Selimovic at (612) 671-7449.
Very truly yours,
/s/ Nicole D. Wood
Nicole D. Wood Assistant General Counsel and Assistant Secretary